UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-220233-11

Central Index Key Number of the issuing entity: 0001817669

GM FINANCIAL CONSUMER AUTOMOBILE RECEIVABLES TRUST 2020-3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-220233

Central Index Key Number of the depositor: 0001347185

AFS SENSUB CORP.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001002761

AMERICREDIT FINANCIAL SERVICES, INC.
(Exact name of sponsor as specified in its charter)

Randal L. Willis 817-302-7000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM

Item 1 – Asset Data File in accordance with Exhibit 601(b) (102) (17 CFR 229.601(b) (102)).

Item 2 – Asset Related Document in accordance with Exhibit 601(b) (103) (17 CFR 229.601(b) (103)).

EXHIBIT INDEX

Exhibit 102 Asset Data File (Schedule AL)

Exhibit 103 Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

GM FINANCIAL CONSUMER AUTOMOBILE RECEIVABLES TRUST 2020-3
(Issuer)

Dated: July 21, 2022

By: AmeriCredit Financial Services, Inc. d/b/a GM Financial, as Servicer

By: /s/ Randal L. Willis
Name: Randal L. Willis
Title: Senior Vice President, Securitization &
Conduit Reporting